Debt - Revolving Credit Facilities and Other Credit Facilities - Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Jul. 01, 2025 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10,000,000
Discontinued Operations, Disposed of by Sale | IGT Gaming
Debt Instrument [Line Items]
Consideration received	$ 4,100,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt			4,060,000,000		$ 5,153,000,000
Revolving Credit Facility A due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum amount			650,000,000
Long-term debt			0		157,000,000
Revolving Credit Facility B due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum amount			940,000,000	€ 800
Long-term debt			$ 0		328,000,000
Amended Senior Facilities Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fees (as a percent)			0.35%
Utilization fees (as a percent)			0.10%
Amended Senior Facilities Agreement | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Utilization fees (as a percent)			0.10%
Amended Senior Facilities Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Utilization fees (as a percent)			0.60%
Senior Subordinated Notes | Credit Facility
Debt Instrument [Line Items]
Short-term borrowings			$ 0		$ 0
Revolving Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt			0
Effective interest rate (as a percent)					5.71%
Minimum principal balance of intercompany loans securing the debt	2,000,000,000		$ 10,000,000
Debt instrument, covenant, decrease in indebtedness	$ 2,000,000,000
Revolving Credit Facilities | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 400,000,000
Revolving Credit Facilities | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 550,000,000